PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions							1 Months Ended				12 Months Ended
	Sep. 12, 2018 USD ($) shares	Sep. 12, 2018 CAD ($) $ / shares shares	Jan. 23, 2018 USD ($) shares	Jan. 23, 2018 CAD ($) $ / shares shares	Jan. 26, 2017 USD ($) shares	Jan. 26, 2017 CAD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) shares	Aug. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) day $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 14, 2016 shares
Schedule of Partnership Units [Line Items]
Stock split conversion ratio														1.5
Additional unit received for each unit held in stock split														0.5
Number of shares issued | shares														115,000,000
Repurchased and cancelled											$ 31		$ 6
Share repurchase related cost											1	$ 0	1
Partnership units issued, net of issuance costs											$ 14	992	755
Share issue related cost							$ 28	$ 20
Volume weighted average of trading price, number of trading days | day											5
Unit issuance (note 26)											$ 588	1,212	$ 941
Exchange LP unit conversion, value											(232)	$ 0
Preferred Unit Repurchase Related Cost											1
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled											$ 1
Issued for cash | shares											18,000,000	12,000,000	10,000,000
Unit issuance (note 26)											$ 342	$ 220	$ 186
Preferred Units, Units Repurchased | shares											100,000	0	0
Repurchase of Preferred Equity											$ (1)	$ 0	$ 0
Preferred Unitholders Capital | Series 11 Preferred Units [Member]
Schedule of Partnership Units [Line Items]
Issued for cash | shares	10,000,000	10,000,000
Number of share issued, price per share | $ / shares		$ 25
Partnership units issued, net of issuance costs	$ 190	$ 250
Share issue related cost	$ 1
Quarterly fixed distribution rate	5.10%	5.10%
Underwriting related cost	$ 4
Preferred Unitholders Capital | Series 9 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares			8,000,000	8,000,000
Number of share issued, price per share | $ / shares				$ 25
Partnership units issued, net of issuance costs			$ 161	$ 200
Share issue related cost			$ 1
Quarterly fixed distribution rate			5.00%	5.00%
Underwriting related cost			$ 4
Preferred Unitholders Capital | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares					12,000,000	12,000,000
Number of share issued, price per share | $ / shares						$ 25
Partnership units issued, net of issuance costs					$ 225	$ 300
Share issue related cost					$ 1
Quarterly fixed distribution rate					5.00%	5.00%
Underwriting related cost					$ 5
Preferred Unitholders Capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares									10,000,000	10,000,000
Number of share issued, price per share | $ / shares										$ 25
Partnership units issued, net of issuance costs									$ 190	$ 250
Share issue related cost									$ 4
Quarterly fixed distribution rate									5.35%	5.35%
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions											$ 136	$ 113	$ 80
Weighted average number of shares outstanding | shares											1,600,000	1,600,000	1,600,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled, units | shares											0	0	0
Repurchased and cancelled											$ 0	$ 0	$ 0
Issued for cash | shares											0	0	0
Unit issuance (note 26)											$ 0	$ 0	$ 0
Limited Partners
Schedule of Partnership Units [Line Items]
Repurchased and cancelled											$ 30		$ 6
Increase in equity							$ 6	$ 16
Weighted average number of shares outstanding | shares											276,900,000	264,600,000	244,700,000
Unit issuance (note 26)											$ 14	$ 692	$ 505
Limited Partners | Partners' capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled, units | shares											900,000	0	200,000
Repurchased and cancelled											$ 30	$ 0	$ 6
Issued for cash | shares							16,600,000	15,600,000			300,000	17,200,000	16,400,000
Number of share issued, price per share | $ / shares							$ 42	$ 32					$ 32
Partnership units issued, net of issuance costs							$ 700	$ 500
Dividend reinvestment plan, unit issued (less than) | shares											1,000,000	1,000,000	1,000,000
Dividend reinvestment plan, proceeds											$ 14	$ 20	$ 25
Unit issuance (note 26)											$ 14	692	505
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Schedule of Partnership Units [Line Items]
Unit issuance (note 26)												$ 300	$ 250
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares							7,400,000	8,100,000			0	7,400,000	8,100,000
Partnership units issued, net of issuance costs							$ 300	$ 250
Weighted average number of shares outstanding | shares											115,800,000	110,600,000	100,900,000
Unit issuance (note 26)											$ 0	$ 300	$ 250
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital | Holding LP and other
Schedule of Partnership Units [Line Items]
Number of shares issued | shares											115,800,000
Non-controlling Interest - Exchange LP Units, equity [Member]
Schedule of Partnership Units [Line Items]
Unit issuance (note 26)											$ 232
Non-controlling Interest - Exchange LP Units, equity [Member] | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares											5,700,000	0	0
Unit issuance (note 26)											$ 232	$ 0	$ 0
Exchange LP unit conversion, shares | shares											(1,300,000)	0	0
Exchange LP unit conversion, value											$ 20	$ 0	$ 0
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP and other | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares											$ 0.203
Distribution rights entitle as percent, threshold											15.00%
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP and other | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares											$ 0.22
Distribution rights entitle as percent, threshold											25.00%